Document and Entity Information	12 Months Ended
Oct. 17, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2012
Registrant Name	John Hancock Funds II
Central Index Key	0001331971
Amendment Flag	false
Document Creation Date	Oct 16, 2012
Document Effective Date	Oct 17, 2012
Prospectus Date	Oct 17, 2012

John Hancock International Growth Equity Fund | Prospectus Class A Shares
JOHN HANCOCK INTERNATIONAL GROWTH EQUITY FUND
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12-13 of the prospectus under “Sales charge reductions and waivers” or pages 69-71 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees -		John Hancock International Growth Equity Fund Prospectus Class A Shares Class A
Maximum front-end sales charge (load) on purchases as a % of purchase price		5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		John Hancock International Growth Equity Fund Prospectus Class A Shares Class A
Management fee	[1]	0.85%
Distribution and service (12b-1) fees	[1]	0.30%
Other expenses	[1]	1.32%
Total annual fund operating expenses	[1]	2.47%
Contractual expense reimbursement	[1][2]	(1.12%)
Total annual fund operating expenses after expense reimbursements	[1]	1.35%
[1]	"Annual fund operating expenses" have been adjusted to reflect the estimated fees and expenses of the fund after its reorganization with the predecessor fund (as defined below).
[2]	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.35% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses and short dividend expense. The current expense limitation agreement expires on January 31, 2015, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Sold
Expense Example - (USD $)	John Hancock International Growth Equity Fund Prospectus Class A Shares Class A
1 Year	631
3 Years	1,021
5 Years	1,551
10 Years	2,998

Kept
Expense Example, No Redemption - (USD $)	John Hancock International Growth Equity Fund Prospectus Class A Shares Class A
1 Year	631
3 Years	1,021
5 Years	1,551
10 Years	2,998

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year of the predecessor to the fund, the Turner International Growth Fund, a series of Turner Funds (the predecessor fund), the fund’s portfolio turnover rate was 210% of the average value of its portfolio.
Principal investment strategies
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of international non-U.S. companies with market capitalizations at the time of purchase greater than $2 billion that the subadviser believes have strong earnings growth potential. The fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the MSCI World Growth ex-U.S. Index (World Growth ex-U.S. Index). Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the World Growth ex-U.S. Index. The fund will generally invest in securities of issuers based in the countries represented in the World Growth ex-U.S. Index, which includes both developed and emerging markets issuers. In addition, the fund may invest in initial public offerings (IPOs).

The subadviser pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations and favorable trading-volume and price patterns. A stock becomes a sell candidate if the subadviser detects deterioration in the company’s earnings growth potential. The subadviser may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the World Growth ex-U.S. Index.

The fund may buy and sell securities frequently as part of its investment strategy.
Principal risks
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.
Past performance
The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

The fund is the successor to the Turner International Growth Fund (the predecessor fund). The performance information shown below is the historical performance of the predecessor fund’s Investor class shares, which commenced operations on October 31, 2008. Periods prior to October 31, 2008 represent the performance of the predecessor fund’s Institutional class shares, which commenced operations on January 31, 2007. Performance for all periods shown has been recalculated to reflect the gross fees and expenses and sales charges of the fund’s Class A shares, which will first be offered on or about January 14, 2013.
Calendar year total returns — Class A (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 8.69%. Best quarter: Q2 ’09, 25.86% Worst quarter: Q3 ’08, -27.29%
Average annual total returns (%) as of 12-31-11
Average Annual Total Returns - John Hancock International Growth Equity Fund Prospectus Class A Shares	1 Year	Inception	Inception Date
Class A before tax	(15.53%)	(1.58%)	Jan 31, 2007
Class A After tax on distributions	(15.53%)	(1.94%)	Jan 31, 2007
Class A After tax on distributions, with sale	(10.09%)	(1.55%)	Jan 31, 2007
MSCI World Growth ex-U.S. (gross of foreign withholding taxes on dividends)	(12.41%)	(2.61%)	Jan 31, 2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Oct 17, 2012
John Hancock International Growth Equity Fund | Prospectus Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK INTERNATIONAL GROWTH EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12-13 of the prospectus under “Sales charge reductions and waivers” or pages 69-71 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year of the predecessor to the fund, the Turner International Growth Fund, a series of Turner Funds (the predecessor fund), the fund’s portfolio turnover rate was 210% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	210.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12-13 of the prospectus under “Sales charge reductions and waivers” or pages 69-71 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Annual fund operating expenses” have been adjusted to reflect the estimated fees and expenses of the fund after its reorganization with the predecessor fund (as defined below).
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of international non-U.S. companies with market capitalizations at the time of purchase greater than $2 billion that the subadviser believes have strong earnings growth potential. The fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the MSCI World Growth ex-U.S. Index (World Growth ex-U.S. Index). Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the World Growth ex-U.S. Index. The fund will generally invest in securities of issuers based in the countries represented in the World Growth ex-U.S. Index, which includes both developed and emerging markets issuers. In addition, the fund may invest in initial public offerings (IPOs).

The subadviser pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations and favorable trading-volume and price patterns. A stock becomes a sell candidate if the subadviser detects deterioration in the company’s earnings growth potential. The subadviser may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the World Growth ex-U.S. Index.

		The fund may buy and sell securities frequently as part of its investment strategy.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

		Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

		The fund is the successor to the Turner International Growth Fund (the predecessor fund). The performance information shown below is the historical performance of the predecessor fund’s Investor class shares, which commenced operations on October 31, 2008. Periods prior to October 31, 2008 represent the performance of the predecessor fund’s Institutional class shares, which commenced operations on January 31, 2007. Performance for all periods shown has been recalculated to reflect the gross fees and expenses and sales charges of the fund’s Class A shares, which will first be offered on or about January 14, 2013.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 8.69%. Best quarter: Q2 ’09, 25.86% Worst quarter: Q3 ’08, -27.29%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Performance for all periods shown has been recalculated to reflect the gross fees and expenses and sales charges of the fund’s Class A shares, which will first be offered on or about January 14, 2013.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class A shares and would be different for other classes.
John Hancock International Growth Equity Fund | Prospectus Class A Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTIGX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fee	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other expenses	rr_OtherExpensesOverAssets	1.32%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.35%	[2]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	1,021
5 Years	rr_ExpenseExampleYear05	1,551
10 Years	rr_ExpenseExampleYear10	2,998
1 Year	rr_ExpenseExampleNoRedemptionYear01	631
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,021
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,551
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,998
2008	rr_AnnualReturn2008	(52.50%)
2009	rr_AnnualReturn2009	45.25%
2010	rr_AnnualReturn2010	25.11%
2011	rr_AnnualReturn2011	(11.06%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.29%)
John Hancock International Growth Equity Fund | Prospectus Class A Shares | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.53%)
Inception	rr_AverageAnnualReturnSinceInception	(1.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
John Hancock International Growth Equity Fund | Prospectus Class A Shares | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.53%)
Inception	rr_AverageAnnualReturnSinceInception	(1.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
John Hancock International Growth Equity Fund | Prospectus Class A Shares | After tax on distributions, with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.09%)
Inception	rr_AverageAnnualReturnSinceInception	(1.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
John Hancock International Growth Equity Fund | Prospectus Class A Shares | MSCI World Growth ex-U.S. (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.41%)
Inception	rr_AverageAnnualReturnSinceInception	(2.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007

[1]	(on certain purchases, including those of $1 million or more)
[2]	"Annual fund operating expenses" have been adjusted to reflect the estimated fees and expenses of the fund after its reorganization with the predecessor fund (as defined below).
[3]	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.35% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses and short dividend expense. The current expense limitation agreement expires on January 31, 2015, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

John Hancock International Growth Equity Fund | Prospectus Class I Shares
JOHN HANCOCK INTERNATIONAL GROWTH EQUITY FUND
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees -	John Hancock International Growth Equity Fund Prospectus Class I Shares Class I
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		John Hancock International Growth Equity Fund Prospectus Class I Shares Class I
Management fee	[1]	0.85%
Other expenses	[1]	1.10%
Total annual fund operating expenses	[1]	1.95%
Contractual expense reimbursement	[1][2]	(0.85%)
Total annual fund operating expenses after expense reimbursements	[1]	1.10%
[1]	"Annual fund operating expenses" have been adjusted to reflect the estimated fees and expenses of the fund after its reorganization with the predecessor fund (as defined below).
[2]	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.10% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses and short dividend expense. The current expense limitation agreement expires on January 31, 2015, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Expense Example - (USD $)	John Hancock International Growth Equity Fund Prospectus Class I Shares Class I
1 Year	112
3 Years	442
5 Years	890
10 Years	2,132

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year of the predecessor to the fund, the Turner International Growth Fund, a series of Turner Funds (the predecessor fund), the fund’s portfolio turnover rate was 210% of the average value of its portfolio.
Principal investment strategies
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of international non-U.S. companies with market capitalizations at the time of purchase greater than $2 billion that the subadviser believes have strong earnings growth potential. The fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the MSCI World Growth ex-U.S. Index (World Growth ex-U.S. Index). Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the World Growth ex-U.S. Index. The fund will generally invest in securities of issuers based in the countries represented in the World Growth ex-U.S. Index, which includes both developed and emerging markets issuers. In addition, the fund may invest in initial public offerings (IPOs).

The subadviser pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations and favorable trading-volume and price patterns. A stock becomes a sell candidate if the subadviser detects deterioration in the company’s earnings growth potential. The subadviser may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the World Growth ex-U.S. Index.

The fund may buy and sell securities frequently as part of its investment strategy.
Principal risks
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.
Past performance
The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

The fund is the successor to the Turner International Growth Fund (the predecessor fund). The performance information shown below is the historical performance of the predecessor fund’s Institutional Class shares.
Calendar year total returns — Class I (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 9.81%. Best quarter: Q2 ’09, 26.28% Worst quarter: Q3 ’08, -27.03%
Average annual total returns (%) as of 12-31-11
Average Annual Total Returns - John Hancock International Growth Equity Fund Prospectus Class I Shares	1 Year	Inception	Inception Date
Class I before tax	(9.85%)	0.83%	Jan 31, 2007
Class I After tax on distributions	(9.85%)	0.46%	Jan 31, 2007
Class I After tax on distributions, with sale	(6.40%)	0.48%	Jan 31, 2007
MSCI World Growth ex-U.S. (gross of foreign withholding taxes on dividends)	(12.41%)	(2.61%)	Jan 31, 2007

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Oct 17, 2012
John Hancock International Growth Equity Fund | Prospectus Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK INTERNATIONAL GROWTH EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year of the predecessor to the fund, the Turner International Growth Fund, a series of Turner Funds (the predecessor fund), the fund’s portfolio turnover rate was 210% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	210.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Annual fund operating expenses” have been adjusted to reflect the estimated fees and expenses of the fund after its reorganization with the predecessor fund (as defined below).
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of international non-U.S. companies with market capitalizations at the time of purchase greater than $2 billion that the subadviser believes have strong earnings growth potential. The fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the MSCI World Growth ex-U.S. Index (World Growth ex-U.S. Index). Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the World Growth ex-U.S. Index. The fund will generally invest in securities of issuers based in the countries represented in the World Growth ex-U.S. Index, which includes both developed and emerging markets issuers. In addition, the fund may invest in initial public offerings (IPOs).

The subadviser pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations and favorable trading-volume and price patterns. A stock becomes a sell candidate if the subadviser detects deterioration in the company’s earnings growth potential. The subadviser may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the World Growth ex-U.S. Index.

The fund may buy and sell securities frequently as part of its investment strategy.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

The fund is the successor to the Turner International Growth Fund (the predecessor fund). The performance information shown below is the historical performance of the predecessor fund’s Institutional Class shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 9.81%. Best quarter: Q2 ’09, 26.28% Worst quarter: Q3 ’08, -27.03%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance information shown below is the historical performance of the predecessor fund’s Institutional Class shares.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
John Hancock International Growth Equity Fund | Prospectus Class I Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTIIX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.85%	[1]
Other expenses	rr_OtherExpensesOverAssets	1.10%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.95%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[1],[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.10%	[1]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	442
5 Years	rr_ExpenseExampleYear05	890
10 Years	rr_ExpenseExampleYear10	2,132
2008	rr_AnnualReturn2008	(51.84%)
2009	rr_AnnualReturn2009	47.23%
2010	rr_AnnualReturn2010	26.84%
2011	rr_AnnualReturn2011	(9.85%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.03%)
John Hancock International Growth Equity Fund | Prospectus Class I Shares | before tax | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.85%)
Inception	rr_AverageAnnualReturnSinceInception	0.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
John Hancock International Growth Equity Fund | Prospectus Class I Shares | After tax on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.85%)
Inception	rr_AverageAnnualReturnSinceInception	0.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
John Hancock International Growth Equity Fund | Prospectus Class I Shares | After tax on distributions, with sale | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.40%)
Inception	rr_AverageAnnualReturnSinceInception	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
John Hancock International Growth Equity Fund | Prospectus Class I Shares | MSCI World Growth ex-U.S. (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.41%)
Inception	rr_AverageAnnualReturnSinceInception	(2.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007

[1]	"Annual fund operating expenses" have been adjusted to reflect the estimated fees and expenses of the fund after its reorganization with the predecessor fund (as defined below).
[2]	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.10% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses and short dividend expense. The current expense limitation agreement expires on January 31, 2015, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

John Hancock International Growth Equity Fund | Prospectus Class NAV Shares
JOHN HANCOCK INTERNATIONAL GROWTH EQUITY FUND
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees -	John Hancock International Growth Equity Fund Prospectus Class NAV Shares Class NAV
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		John Hancock International Growth Equity Fund Prospectus Class NAV Shares Class NAV
Management fee	[1]	0.85%
Other expenses	[1]	0.68%
Total annual fund operating expenses	[1]	1.53%
[1]	"Annual fund operating expenses" have been adjusted to reflect the estimated fees and expenses of the fund after its reorganization with the predecessor fund (as defined below).

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Expense Example - (USD $)	John Hancock International Growth Equity Fund Prospectus Class NAV Shares Class NAV
1 Year	156
3 Years	483
5 Years	834
10 Years	1,824

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year of the predecessor to the fund, the Turner International Growth Fund, a series of Turner Funds (the predecessor fund), the fund’s portfolio turnover rate was 210% of the average value of its portfolio.
Principal investment strategies
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of international non-U.S. companies with market capitalizations at the time of purchase greater than $2 billion that the subadviser believes have strong earnings growth potential. The fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the MSCI World Growth ex-U.S. Index (World Growth ex-U.S. Index). Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the World Growth ex-U.S. Index. The fund will generally invest in securities of issuers based in the countries represented in the World Growth ex-U.S. Index, which includes both developed and emerging markets issuers. In addition, the fund may invest in initial public offerings (IPOs).

The subadviser pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations and favorable trading-volume and price patterns. A stock becomes a sell candidate if the subadviser detects deterioration in the company’s earnings growth potential. The subadviser may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the World Growth ex-U.S. Index.

The fund may buy and sell securities frequently as part of its investment strategy.
Principal risks
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.
Past performance
The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

The fund is the successor to the Turner International Growth Fund (the predecessor fund). The performance information shown below is the historical performance of the predecessor fund’s Institutional Class shares.
Calendar year total returns — Class NAV (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 9.81%. Best quarter: Q2 ’09, 26.28% Worst quarter: Q3 ’08, -27.03%
Average annual total returns (%) as of 12-31-11
Average Annual Total Returns - John Hancock International Growth Equity Fund Prospectus Class NAV Shares	1 Year	Inception	Inception Date
Class NAV before tax	(9.85%)	0.83%	Jan 31, 2007
Class NAV After tax on distributions	(9.85%)	0.46%	Jan 31, 2007
Class NAV After tax on distributions, with sale	(6.40%)	0.48%	Jan 31, 2007
MSCI World Growth ex-U.S. (gross of foreign withholding taxes on dividends)	(12.41%)	(2.61%)	Jan 31, 2007

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Oct 17, 2012
John Hancock International Growth Equity Fund | Prospectus Class NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK INTERNATIONAL GROWTH EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year of the predecessor to the fund, the Turner International Growth Fund, a series of Turner Funds (the predecessor fund), the fund’s portfolio turnover rate was 210% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	210.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of international non-U.S. companies with market capitalizations at the time of purchase greater than $2 billion that the subadviser believes have strong earnings growth potential. The fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the MSCI World Growth ex-U.S. Index (World Growth ex-U.S. Index). Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the World Growth ex-U.S. Index. The fund will generally invest in securities of issuers based in the countries represented in the World Growth ex-U.S. Index, which includes both developed and emerging markets issuers. In addition, the fund may invest in initial public offerings (IPOs).

The subadviser pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations and favorable trading-volume and price patterns. A stock becomes a sell candidate if the subadviser detects deterioration in the company’s earnings growth potential. The subadviser may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the World Growth ex-U.S. Index.

The fund may buy and sell securities frequently as part of its investment strategy.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

The fund is the successor to the Turner International Growth Fund (the predecessor fund). The performance information shown below is the historical performance of the predecessor fund’s Institutional Class shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 9.81%. Best quarter: Q2 ’09, 26.28% Worst quarter: Q3 ’08, -27.03%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance information shown below is the historical performance of the predecessor fund’s Institutional Class shares.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
John Hancock International Growth Equity Fund | Prospectus Class NAV Shares | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.85%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.68%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%	[1]
1 Year	rr_ExpenseExampleYear01	156
3 Years	rr_ExpenseExampleYear03	483
5 Years	rr_ExpenseExampleYear05	834
10 Years	rr_ExpenseExampleYear10	1,824
2008	rr_AnnualReturn2008	(51.84%)
2009	rr_AnnualReturn2009	47.23%
2010	rr_AnnualReturn2010	26.84%
2011	rr_AnnualReturn2011	(9.85%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.03%)
John Hancock International Growth Equity Fund | Prospectus Class NAV Shares | before tax | Class NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.85%)
Inception	rr_AverageAnnualReturnSinceInception	0.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
John Hancock International Growth Equity Fund | Prospectus Class NAV Shares | After tax on distributions | Class NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.85%)
Inception	rr_AverageAnnualReturnSinceInception	0.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
John Hancock International Growth Equity Fund | Prospectus Class NAV Shares | After tax on distributions, with sale | Class NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.40%)
Inception	rr_AverageAnnualReturnSinceInception	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
John Hancock International Growth Equity Fund | Prospectus Class NAV Shares | MSCI World Growth ex-U.S. (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.41%)
Inception	rr_AverageAnnualReturnSinceInception	(2.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007

[1]	"Annual fund operating expenses" have been adjusted to reflect the estimated fees and expenses of the fund after its reorganization with the predecessor fund (as defined below).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Oct 17, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 16, 2012